Trade receivables, Movement in Allowance for Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade receivables [Abstract]
Beginning balance	$ 14,385	$ 22,303
Impairment loss for the period	20,140	0
Receivables written off during the year	0	(1,847)
Allowance cancelation recognized during the year	(13,307)	(6,071)
Ending balance	$ 21,218	$ 14,385